10. Lease Obligations Payable (Details)	Dec. 31, 2018 USD ($)
Capital Lease Obligations [Abstract]
2019	$ 12,000
2020	12,000
2021	9,000
Total minimum lease payments	33,000
Less: Amount representing interest	0
Present value of minimum lease payments	$ 33,000